Federated Government Obligations Fund
A Portfolio of Money Market Obligations Trust
CLASS R SHARES (TICKER GRTXX)
INSTITUTIONAL SHARES (TICKER GOIXX)
SERVICE SHARES (TICKER GOSXX)
CASH II SHARES (TICKER GFYXX)
CASH SERIES SHARES (TICKER GFSXX)
CAPITAL SHARES (TICKER GOCXX)
TRUST SHARES (TICKER GORXX)
PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2016
Advisor Shares (Ticker GOVXX) of the Fund are effective with the SEC today, June 30, 2017. While the Advisor Shares are effective with the SEC, the Advisor Shares will not be offered to the public until a future date.
Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Advisor Shares.
June 30, 2017
Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453876 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.